Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2022
Financial Instruments [Abstract]
Schedule maturity of financial assets
	Carrying amount	Contractual cash flows
		2023	2024	2025	2026	2027	Thereafter
Cash and cash equivalents	$1,677,792	$1,677,792	$—	$—	$—	$—	$—
Trade and other receivables, excluding deferred receivables	36,210	36,210	—	—	—	—	—
Deferred receivables	13,931	5,038	3,295	1,303	1,354	644	2,297
Other financial assets	2,098	1,282	—	—	—	—	816
	$1,730,031	$1,720,322	$3,295	$1,303	$1,354	$644	$3,113

Schedule of contractual maturities of financial liabilities
	Carrying amount	Contractual cash flows (undiscounted)	2023	2024	2025	2026	2027	Thereafter
Trade and other payables	$43,555	$43,555	$43,555	$—	$—	$—	$—	$—
Customer and other deposits	1,541	1,541	1,062	104	221	—	—	154
Satellite performance incentive payments	25,457	30,989	8,092	5,660	3,337	3,399	2,515	7,986
Other financial liabilities	2,859	2,859	2,859	—	—	—	—	—
Indebtedness(1)	3,891,354	4,926,376	278,498	253,278	251,912	3,024,348	1,118,340	—
	$3,964,766	$5,005,320	$334,066	$259,042	$255,470	$3,027,747	$1,120,855	$8,140

(1)      Indebtedness excludes deferred financing costs, prepayment options and loss on repayment.

Schedule of interest payable and interest payments
	Interest payable	Interest payments
Satellite performance incentive payments	$333	$5,862
Indebtedness	$38,203	$1,073,225

Schedule of financial assets and financial liabilities and fair values hierarchy
As at December 31, 2022	FVTPL	Amortized cost	Total	Fair value	Fair value hierarchy
Cash and cash equivalents	$—	$1,677,792	$1,677,792	$1,677,792	Level 1
Trade and other receivables	—	41,248	41,248	41,248	(1)
Other current financial assets	—	515	515	515	Level 1
Other long-term financial assets	—	10,476	10,476	10,476	Level 1
Trade and other payables	—	(43,555)	(43,555)	(43,555)	(1)
Other current financial liabilities	—	(48,397)	(48,397)	(49,500)	Level 2
Other long-term financial liabilities	—	(19,663)	(19,663)	(19,164)	Level 2
Indebtedness(2)	—	(3,853,151)	(3,853,151)	(1,684,897)	Level 2
	$—	$(2,234,735)	$(2,234,735)	$(67,085)
As at December 31, 2021	FVTPL	Amortized cost	Total	Fair value	Fair value hierarchy
Cash and cash equivalents	$—	$1,449,593	$1,449,593	$1,449,593	Level 1
Trade and other receivables	—	122,698	122,698	122,698	(1)
Other current financial assets	—	861	861	861	Level 1
Other long-term financial assets(3)	1,038	15,310	16,348	16,348	Level 1, Level 2
Trade and other payables	—	(54,628)	(54,628)	(54,628)	(1)
Other current financial liabilities	(5,367)	(31,280)	(36,647)	(38,250)	Level 2
Other long-term financial liabilities	—	(23,835)	(23,835)	(24,240)	Level 2
Indebtedness(2)	—	(3,794,657)	(3,794,657)	(3,314,387)	Level 2
	$(4,329)	$(2,315,938)	$(2,320,267)	$(1,842,005)

Schedule of calculation of the fair value of the indebtednes
As at December 31	2022	2021
Term Loan B – U.S. Facility – Senior Secured Credit Facilities	45.63%	88.25%
Senior Unsecured Notes	29.90%	77.65%
Senior Secured Notes	45.71%	88.72%
2026 Senior Secured Notes	47.02%	94.09%

Schedule of current and long-term portions of the fair value of the company’s derivative assets and liabilities
	Other long-term financial assets	Other current financial liabilities	Total
Interest rate swaps	$—	$(5,367)	$(5,367)
Prepayment options	1,038	—	1,038
	$1,038	$(5,367)	$(4,329)

Schedule of reconciliation of fair value of derivative assets and liabilities
Fair value, December 31, 2020 and January 1, 2021	$12,237
Derivatives recognized at inception
Prepayment option – 2026 Senior Secured Notes	1,896
Unrealized gains (losses) on derivatives
Prepayment options	(31,196)
Interest rate swaps	12,512
Impact of foreign exchange	222
Fair value, December 31, 2021	(4,329)
Unrealized gains (losses) on derivatives
Prepayment options	(1,045)
Interest rate swaps	5,360
Impact of foreign exchange	14
Fair value, December 31, 2022	$—